As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Hatteras Alternative Mutual Funds
Alpha Hedged Strategies Fund
Schedule of Investments
September 30, 2009 (Unaudited)

UNDERLYING FUNDS TRUST - 107.2%	Shares	Value
The Arbitrage-1 Portfolio	1,818,633	$18,986,524
The Energy & Natural Resources Portfolio (a)	3,563,020	23,373,412
Event Driven	7,168,554	52,545,499
The Event Driven and Risk Arbitrage Portfolio (a)	1,548,748	15,471,988
The Global Hedged Income-1 Portfolio (a)	765,034	5,737,753
The Income Arbitrage Portfolio (a)	3,476,272	28,331,620
Long/Short Equity (a)	4,472,923	29,073,999
The Long/Short Equity - Growth-1 Portfolio (a)	2,031,296	17,875,404
The Long/Short Equity - International-1 Portfolio (a)	1,695,099	14,849,066
Market Neutral Equity (a)	4,307,258	37,774,653
Relative Value	6,313,385	44,319,962
TOTAL UNDERLYING FUNDS TRUST (Cost $317,198,814)		$288,339,880

	Principal
	Amount
REPURCHASE AGREEMENTS - 5.8%
J.P. Morgan
0.010%, dated 9/30/2009, due 10/01/2009
repurchase price $15,650,944 (b)	$15,650,941	15,650,941
TOTAL REPURCHASE AGREEMENTS (Cost $15,650,941)		$15,650,941

Total Investments (Cost $332,849,755) - 113.0%		303,990,821
Liabilities in Excess of Other Assets - (13.0)%		(34,914,378)
TOTAL NET ASSETS - 100.0%		$269,076,443

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$335,396,813
Gross unrealized appreciation	12,997,367
Gross unrealized depreciation	(44,403,359)
Net unrealized appreciation (depreciation)	$(31,405,992)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$288,339,880	$—	$—	$288,339,880
Repurchase Agreements	—	15,650,941	—	15,650,941
Total Investment in Securities	$288,339,880	$15,650,941	$—	$303,990,821

Hatteras Alternative Mutual Funds
Beta Hedged Strategies Fund
Schedule of Investments
September 30, 2009 (Unaudited)

UNDERLYING FUNDS TRUST - 95.4%	Shares	Value
The Arbitrage-1 Portfolio	27,946	$291,754
The Energy & Natural Resources Portfolio (a)	64,452	422,808
Event Driven	157,896	1,157,376
The Event Driven and Risk Arbitrage Portfolio (a)	26,303	262,766
The Income Arbitrage Portfolio (a)	24,121	196,588
Long/Short Equity (a)	186,395	1,211,567
The Long/Short Equity - Growth-1 Portfolio (a)	70,437	619,850
Relative Value	108,744	763,383
TOTAL UNDERLYING FUNDS TRUST (Cost $4,997,495)		$4,926,092

	Principal
	Amount
REPURCHASE AGREEMENTS - 4.9%
J.P. Morgan
0.010%, dated 9/30/2009, due 10/01/2009
repurchase price $250,760 (b)	$250,760	250,760
TOTAL REPURCHASE AGREEMENTS (Cost $250,760)		$250,760

Total Investments (Cost $5,248,255) - 100.3%		5,176,852
Liabilities in Excess of Other Assets - (0.3)%		(16,516)
TOTAL NET ASSETS - 100.0%		$5,160,336

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$5,280,898
Gross unrealized appreciation	351,586
Gross unrealized depreciation	(455,632)
Net unrealized appreciation (depreciation)	$(104,046)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$4,926,092	$—	$—	$4,926,092
Repurchase Agreements	—	250,760	—	250,760
Total Investment in Securities	$4,926,092	$250,760	$—	$5,176,852

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     AIP Alternative Strategies Funds

By (Signature and Title)    /s/David Perkins
David Perkins, Chief Executive Officer

Date    November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/David Perkins
David Perkins, Chief Executive Officer

Date    November 24, 2009

By (Signature and Title)*    /s/Lance Baker
Lance Baker, Treasurer and Chief Financial Officer

Date    November 24, 2009

* Print the name and title of each signing officer under his or her signature.